Restatement	6 Months Ended
Dec. 31, 2018
Accounting Changes and Error Corrections [Abstract]
Restatement

NOTE 9 – RESTATEMENT

Items reported in the Company’s unaudited interim financial statements for the six months ended December 31, 2018 have been restated as a result of identifying, during the audit of these financial statements, the audit fee had been understated. The effect of the restatement on the Company’s financial statements for the six months ended December 31, 2018 is as follows:

	As previously reported	Adjustment	As restated
	(Unaudited)		(Audited)
Account payable	1,296	(1,296)	-
Other payables and accrued expenses	36,130	2,296	38,426
Accumulated deficit	110,335	1,000	111,335
General and administrative expenses	48,423	1,000	49,423
Net loss	48,423	1,000	49,423